REVENUE RECOGNITION, Contract Asset and Contract Liability (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Contract Assets [Abstract]
Deferred sales commissions		$ 364		$ 266
Contract Liabilities [Abstract]
Deferred revenue retail		231		468
Deferred set-up revenues		101		92
Deferred brands		118		0
Contract liabilities	$ 427	$ 450	[1]	$ 560	$ 323

[1]	Derived from audited consolidated financial statements